UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Municipal Income Trust

MFS INVESTMENT MANAGEMENT®

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Municipal Bonds – 140.8%

Airport & Port Revenue – 5.1%

Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 7.634%, 2022 (r)(v)	$ 1,500,000	$1,788,990

Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", FGIC, 5%, 2033	345,000	356,426

Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029	1,385,000	1,440,954

New York City, NY, City Industrial Development Agency, Special Facilities Rev.
(Terminal One Group), 5.5%, 2024	275,000	291,143

Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016	3,125,000	3,334,906

Port Authority, NY, Special Obligations Rev. (JFK International), MBIA, 5.75%, 2022	7,000,000	7,385,700

Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018	1,500,000	1,608,960

		$16,207,079

Chemicals – 0.6%

Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030	$ 1,920,000	$2,035,469

General Obligations - General Purpose – 2.1%

Huntsville, AL, Capital Improvement Warrants, "C", MBIA, 5%, 2024	$ 275,000	$288,962

Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023	1,945,000	811,979

Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025	1,915,000	711,748

Lake County, IL, Land Acquisition & Development, 5.75%, 2017	1,000,000	1,090,020

New York City, NY, "M", 5%, 2035	3,800,000	3,906,628

		$6,809,337

General Obligations - Schools – 1.0%

Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033	$ 955,000	$995,291

De Soto, TX, Independent School District, School Building, PSF, 0%, 2031	555,000	145,959

De Soto, TX, Independent School District, School Building, PSF, 0%, 2034	415,000	92,001

De Soto, TX, Independent School District, School Building, PSF, 0%, 2036	555,000	110,706

Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026	1,285,000	444,199

Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031	1,295,000	330,108

Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	955,000	318,168

Royse City, TX, Independent School District, School Building, PSF, 0%, 2028	960,000	301,258

Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	965,000	285,679

		$3,023,369

Healthcare Revenue - Hospitals – 39.3%

Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
Systems), "B", 6.75%, 2025	$ 500,000	$527,765

Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), 9.25%, 2030	2,000,000	2,357,480

Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2022	1,000,000	1,183,510

Arkansas Development Finance Authority Rev. (Washington Regional Medical
Center), 7.25%, 2010 (c)	500,000	568,730

Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A",
7.125%, 2033	1,500,000	1,558,170

Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
5.75%, 2008 (c)	700,000	747,131

Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health
Systems Inc.), "A", 5%, 2030	490,000	473,747

Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital Medical Center, Inc.),
7.75%, 2010	695,000	739,973

California Valley Health Systems, COP, 6.875%, 2023	740,000	742,146

Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017	235,000	239,735

Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029	980,000	979,628

		1

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Healthcare Revenue - Hospitals – continued

Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira),
"A", 6%, 2013	$490,000	$492,112

Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B",
6.35%, 2013	120,000	123,239

Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
6.75%, 2021	1,625,000	1,778,790

Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023	955,000	1,021,812

Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
5%, 2026	40,000	39,997

Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.5%, 2020	1,230,000	1,354,562

Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2025	1,000,000	1,097,370

Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011 (c)	675,000	785,808

Crittenden County, AR, Hospital Rev., 7%, 2020	1,030,000	1,034,687

Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,476,912

Delaware Health Facilities Authority Rev. (Nanticoke Memorial Hospital),
5.625%, 2032	1,250,000	1,318,763

Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013	635,000	647,954

Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018	1,500,000	1,533,930

Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028	860,000	863,913

Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023	250,000	266,120

District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
"D", 6.875%, 2007 (c)	1,200,000	1,244,316

Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	247,435

Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	295,227

Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
7.125%, 2024	755,000	839,318

Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,000,000	1,026,550

Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2031	900,000	972,576

Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2030	2,000,000	2,205,680

Huntsville, AL, Health Care Authority Rev., 5.625%, 2026	875,000	915,390

Illinois Development Finance Authority, Hospital Authority Rev. (Adventist/Sunbelt
Hospital), 5.65%, 2009 (c)	1,750,000	1,898,138

Illinois Health Facilities Authority Rev. (Centegra Heath Systems), 5.25%, 2018	1,000,000	1,018,260

Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health),
"A", 5%, 2039	1,110,000	1,101,109

Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital), "A",
AMBAC, 5%, 2035	1,780,000	1,839,772

Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
Research Foundation, Inc.), 6.375%, 2031	3,990,000	4,215,435

Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
6.125%, 2031	1,000,000	1,047,960

Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
Health), "A", 5.5%, 2036	280,000	290,550

Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.5%, 2029	440,000	456,962

Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.75%, 2035	475,000	506,583

Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.5%, 2020	5,000,000	5,463,150

Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev.
(Baptist Health Systems), 6.5%, 2031	1,725,000	1,831,950

		2

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Healthcare Revenue - Hospitals – continued

Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group),
MBIA, 5.625%, 2021	$3,000,000	$3,253,260

Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
6.875%, 2006 (c)	1,565,000	1,598,178

Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
5.7%, 2008 (c)	995,000	1,056,332

Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.75%, 2025	1,000,000	984,840

Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.875%, 2034	905,000	889,669

Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033	380,000	392,259

Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
Hospital), 6.5%, 2010 (c)	1,500,000	1,696,590

Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
Systems), 6.25%, 2031	1,900,000	2,021,372

Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
6.5%, 2012	600,000	654,306

Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
5.7%, 2015	500,000	517,525

Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
5.25%, 2018	1,400,000	1,403,864

Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
Health), "B", 6.375%, 2034	640,000	661,286

Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
Medical Center), 6%, 2023	465,000	466,102

Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	893,714

Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019	995,000	1,084,988

Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.625%, 2023	845,000	840,522

Mississippi Hospital Equipment, Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.4%, 2007	105,000	105,942

Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
Hospital of Rochester), 5%, 2025	65,000	65,489

Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "A-
2", MBIA, 0% to 2007, 5% to 2014 (c)	1,725,000	1,707,284

Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"C", 5.25%, 2014 (c)	760,000	839,808

Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital),
5.625%, 2032	435,000	454,340

Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
Shore Health System), 5.625%, 2010	620,000	645,290

Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North
Shore Health System), 5.875%, 2011	485,000	513,843

New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
6.5%, 2017	870,000	979,089

New Hampshire Higher Educational & Health Facilities Authority Rev. (Catholic
Medical Center), 6.125%, 2032	1,000,000	1,040,940

New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized
Hospital), "A", 5.5%, 2030	245,000	254,043

New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
Hospital), 6.875%, 2030	3,000,000	3,284,550

New York City, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017	700,000	730,961

New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "A", 6.375%, 2031	500,000	509,375

		3

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Healthcare Revenue - Hospitals – continued

New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), 5.5%, 2026	$635,000	$645,700

New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), "C", 5.5%, 2026	500,000	508,425

Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	490,000	487,658

North Texas Health Facilities Development Corp. Rev. (United Regional Health Care
System, Inc.), 6%, 2023	1,000,000	1,078,070

Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
Center), 5.75%, 2013	850,000	814,147

Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%,
2031	1,665,000	1,818,446

Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligated Group), 6.375%, 2021	1,805,000	2,001,167

Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2032	505,000	558,005

Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.),
6.375%, 2014	955,000	944,294

Salt Lake City, UT, Hospital Authority Rev. INFLOS, AMBAC, ETM (Intermountain
Health Care), 10.022%, 2020 (c)(v)	600,000	602,496

Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2012 (c)	625,000	721,800

Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.25%, 2012 (c)	315,000	361,507

Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.25%, 2018 (c)	185,000	212,313

Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.375%, 2019 (c)	375,000	433,080

South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health
Systems, Inc.), "A", 5.625%, 2030	710,000	736,029

South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031	835,000	903,361

South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031	685,000	705,118

South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care
System), 5.625%, 2032	670,000	690,830

Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	62,531

Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	894,412

Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.25%, 2018	1,400,000	1,398,726

Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2030	1,300,000	1,424,137

Stillwater, OK, Medical Center Authority, 5.625%, 2023	1,000,000	1,055,450

Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
6.25%, 2020	3,085,000	3,280,928

Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	717,626

Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	1,022,210

Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,348,938

Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
6.625%, 2031	600,000	653,532

Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial
Hospital), 5.6%, 2016	600,000	601,344

Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.375%, 2031	1,500,000	1,581,630

Washington County, AR, Hospital Rev., Regional Medical Center, "A", 5%, 2035	250,000	247,730

Washington County, AR, Hospital Rev., Regional Medical Center, "B", 5%, 2025	1,000,000	1,010,830

		4

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Healthcare Revenue - Hospitals – continued

Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031	$1,115,000	$1,122,682

Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	1,000,000	1,060,340

West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
6.75%, 2024	170,000	175,216

West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,335,100

Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,668,120

Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030	1,000,000	1,145,920

Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
MBIA, 5.25%, 2017	5,000,000	5,218,150

Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
5.375%, 2034	490,000	503,568

Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 6.8%, 2016	710,000	736,128

Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), "A", 7.125%, 2031	490,000	505,102

Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
Hospital), "C", 6.2%, 2020	750,000	665,370

		$124,574,272

Healthcare Revenue - Long Term Care – 11.9%

Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
Methodist Retirement), "A", 7%, 2033	$345,000	$371,268

Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033 (r)	750,000	827,513

Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
7.75%, 2006	65,000	64,353

Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.125%, 2016	1,085,000	1,012,164

Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.5%, 2026	2,405,000	2,193,985

Bridgeport, CT, Senior Living Facility Rev. (3030 Park Retirement Community),
7.25%, 2035 (r)(d)	1,020,000	870,335

Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.),
6.125%, 2025	430,000	442,616

Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises,
Inc.), 10%, 2012	400,000	454,724

Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
8.5%, 2032	595,000	617,122

Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.),
7.5%, 2012	1,000,000	1,017,590

Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033	1,000,000	1,073,160

Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	3,000,000	3,402,330

Contra Costa County, CA, Residential Rental Facilities Rev. (Cypress Meadows),
7%, 2028 (r)(d)	217,707	65,312

Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)	720,000	875,743

Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2035	280,000	299,424

Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2029	1,000,000	1,095,310

Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034	330,000	333,848

Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015	2,125,000	2,131,779

Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior
Living Community), 8%, 2033	500,000	578,340

Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025	490,000	490,960

Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037	490,000	489,020

		5

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Healthcare Revenue - Long Term Care – continued

Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
5.75%, 2018	$895,000	$889,567

Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
9.25%, 2025	1,645,000	1,968,999

Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032	500,000	538,775

Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026	500,000	510,170

Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)	800,000	876,608

Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027	1,880,000	1,965,258

Montgomery County, PA, Higher Education & Health Authority Rev.
(AHF/Montgomery), 10.5%, 2020	2,175,000	2,178,611

Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.125%, 2028	250,000	261,973

Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035	510,000	535,209

New Jersey Economic Development Authority Rev. (Courthouse Convalescent
Center), "A", 8.7%, 2014	650,000	652,490

New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037	310,000	314,625

New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	1,035,080

Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6%, 2025	125,000	127,956

Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035	90,000	92,021

Reedley, CA, COP (Mennonite Home), 7.5%, 2006 (c)	2,705,000	2,832,378

Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034	820,000	845,978

Sterling, IL (Hoosier Care), 7.125%, 2034	710,000	652,952

Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living),
6.375%, 2039	500,000	499,745

Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.5%, 2025	220,000	215,015

Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.65%, 2035	310,000	300,499

Washington County, FL, Industrial Development Authority Rev. (Washington County),
10%, 2016	860,000	863,655

Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
8.25%, 2027	980,000	1,005,284

		$37,869,744

Human Services – 2.8%

Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013	$1,410,000	$1,417,233

Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2028	500,000	478,770

Lehigh County, PA, General Purpose Authority (Kidspeace Corp.), 6%, 2023	3,000,000	2,853,750

New York City, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
Facilities), 6.5%, 2017	1,030,000	1,066,483

New York City, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
Facilities), "A", 5.75%, 2029	1,000,000	946,280

Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 8.75%, 2011	510,000	532,119

Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 9%, 2031	1,000,000	1,072,370

Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
7.75%, 2017	454,000	456,778

		$8,823,783

Industrial Revenue - Airlines – 4.4%

Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.), 7.25%, 2030	$2,515,000	$2,120,044

		6

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Industrial Revenue - Airlines – continued

Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.), 6.375%, 2035	$2,765,000	$2,068,441

Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E",
6.75%, 2029	1,700,000	1,680,025

New Jersey Economic Development Authority (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,602,720

New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2029	505,000	464,600

New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
7.25%, 2008	160,000	160,018

New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
8%, 2012	300,000	300,486

New York City, NY, Industrial Development Agency Rev. (American Airlines, Inc.),
7.625%, 2025	3,055,000	3,152,638

Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035	40,000	39,100

Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), "B", 6%, 2035	2,500,000	2,466,025

		$14,054,097

Industrial Revenue - Chemicals – 0.3%

Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035	$985,000	$997,322

Industrial Revenue - Environmental Services – 3.5%

California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), "A", 5.8%, 2016	$1,000,000	$979,310

California Statewide Community Development Authority, Solid Waste Facilities Rev.
(Republic Services, Inc.), "A", 4.95%, 2012	1,000,000	1,035,060

Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management,
Inc.), 6.85%, 2029	850,000	935,128

Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014	1,750,000	1,696,310

Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.), 5.85%, 2007	4,500,000	4,583,880

Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026	750,000	801,968

New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	1,001,960

		$11,033,616

Industrial Revenue - Metals – 0.2%

Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030	$650,000	$696,196

Industrial Revenue - Other – 5.3%

Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031	$1,750,000	$1,802,378

Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,086,070

Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	2,220,000	2,302,140

Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025 (r)	565,000	555,909

New Jersey Economic Development Authority, Economic Development Rev. (Holt
Hauling & Warehousing), 8.4%, 2015 (r)(q)	1,000,000	910,000

New Jersey Economic Development Authority, Economic Development Rev. (Holt
Hauling & Warehousing), 8.6%, 2017 (r)(q)	1,000,000	910,000

New York City, NY, City Industrial Development Agency Rev., Liberty
IAC/Interactivecorp, 5%, 2035	620,000	616,522

Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-1,
7.875%, 2032 (a)	1,270,000	1,416,558

Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2,
7.875%, 2032 (a)	580,000	646,932

Pennsylvania Economic Development Financing Authority, Finance Authority Facilities
Rev. (Amtrak), "A", 6.25%, 2031	2,000,000	2,132,180

		7

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Industrial Revenue - Other – continued

Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP),
7.75%, 2017	$3,255,000	$3,288,136

Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum
Corp.), 8.25%, 2031	700,000	737,926

Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
5.7%, 2026	385,000	403,180

		$16,807,931

Industrial Revenue - Paper – 6.4%

Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), "A",
6.55%, 2025	$1,000,000	$1,030,230

Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028	155,000	153,250

Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
(International Paper, Co.), "A", 6.15%, 2021	5,000,000	5,166,700

Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)	1,000,000	1,145,420

Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)	500,000	573,735

Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort
James), 5.625%, 2018	850,000	826,727

Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,335,000	3,568,083

Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
Co.), 6.8%, 2022	2,000,000	2,400,660

Navajo County, AZ, Industrial Development Authority (Stone Container Corp.),
7.2%, 2027	880,000	903,866

Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
Rev. (Solvay Paperboard LLC), 6.8%, 2014	1,000,000	1,051,910

West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), 6.25%, 2019	1,815,000	1,819,011

West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019	700,000	701,554

York County, SC, Pollution Control Rev. (Bowater, Inc.), "A", 7.4%, 2010	830,000	835,918

		$20,177,064

Miscellaneous Revenue - Entertainment & Tourism – 0.7%

California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino), "A", 9.25%, 2020 (a)	$1,155,000	$1,272,279

Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities),
6.25%, 2017	1,000,000	1,025,820

		$2,298,099

Miscellaneous Revenue - Other – 2.3%

Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021	$400,000	$427,724

Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028	600,000	639,870

Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039	295,000	305,428

Cleveland Cuyahoga County, OH, Port Authority Rev. (Cleveland City), "B",
4.5%, 2030	1,320,000	1,322,072

Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025	190,000	194,463

Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E",
5.6%, 2025	135,000	141,472

Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,236,096

Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (r)	785,000	783,116

San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev.
(Empowerment Zone), "A", AMBAC, 5%, 2034	695,000	707,030

Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev.,
5.9%, 2014	310,000	314,148

		8

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Miscellaneous Revenue - Other – continued

Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025	$210,000	$214,343

Summit County, OH, Port Authority Building (Twinsburg Township), "D", 5.125%, 2025	160,000	163,758

Summit County, OH, Port Authority Building (Workforce Policy Board), "F",
4.875%, 2025	915,000	922,677

Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond
Fund), "C", 5.125%, 2025	90,000	90,716

		$7,462,913

Multi-Family Housing Revenue – 5.0%

Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035	$210,000	$212,129

Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5.1%, 2046	390,000	393,935

Bexar County TX, Multi-Family Housing Rev. (American Opportunity Housing), "A",
MBIA, 5.7%, 2021	1,250,000	1,308,713

Charter Mac Equity Issuer Trust, 7.1%, 2009	1,000,000	1,079,940

Charter Mac Equity Issuer Trust, 6%, 2019 (a)	2,000,000	2,133,780

Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev. (Housing Project), "A",
6.4%, 2017	1,000,000	1,003,870

Florida Multi-Family Housing Finance Agency Rev. (Center Court Apartments),
8.5%, 2018	830,000	835,984

GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)	1,000,000	1,026,960

GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)	500,000	501,730

Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA,
5.25%, 2039	465,000	473,612

Metropolitan Government of Nashville & Davidson County, TN, Health & Educational &
Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	525,010

Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009	2,000,000	2,146,480

Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (a)	1,000,000	1,008,180

North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", GNMA,
5.15%, 2048	445,000	439,705

San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029	2,000,000	2,056,380

Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
FSA, 5%, 2025	670,000	674,060

		$15,820,468

Sales & Excise Tax Revenue – 0.2%

Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment),
5.2%, 2020	$525,000	$526,696

Single Family Housing - Local – 2.2%

Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015	$55,000	$12,178

Corpus Christi, TX, Housing Finance Authority Rev., "B", 0%, 2011	2,580,000	1,517,711

Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016	2,880,000	963,418

Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023	285,000	294,570

Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030	425,000	443,942

Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	735,000	768,178

Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", FNMA,
5.55%, 2037	1,000,000	1,070,150

Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
6.45%, 2029	450,000	464,679

Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
5.65%, 2037	795,000	850,920

Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
5.75%, 2037	280,000	300,877

		9

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Single Family Housing - Local – continued

Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA,
5.9%, 2037	$205,000	$223,833

		$6,910,456

Single Family Housing - State – 2.8%

Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014	$8,000	$8,025

Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028	440,000	457,010

Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023	200,000	208,560

Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032	200,000	207,578

Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033	90,000	92,525

Colorado Housing & Finance Authority Rev., "D-2", 6.9%, 2029	480,000	498,917

Georgia Housing & Finance Authority Rev., 5.65%, 2021	2,490,000	2,553,097

Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032	210,000	216,124

Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B",
4.8%, 2023	225,000	226,897

Missouri State Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 6.35%, 2032	340,000	351,057

Missouri State Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), GNMA, 6.85%, 2032	180,000	187,238

Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	5,900,000	2,448,913

Nebraska Investment Finance Authority, "C", GNMA, 6.25%, 2021	605,000	619,980

New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030	110,000	111,177

Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", 5.25%, 2039	745,000	777,527

		$8,964,625

Solid Waste Revenue – 1.7%

Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
Facilities, (American Ref-fuel), "A", 6.5%, 2008	$1,600,000	$1,674,016

Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates),
6.7%, 2014	725,000	768,464

Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), 5.6%, 2019	2,850,000	2,876,477

		$5,318,957

State & Local Agencies – 2.6%

Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC,
9.096%, 2016 (r)(v)	$1,300,000	$1,597,726

Chicago, IL, Public Building Commission, Building Rev., RITES, FGIC,
9.096%, 2017 (r)(v)	1,050,000	1,301,643

College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
5.75%, 2010 (c)	1,000,000	1,113,250

Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2010 (c)	2,000,000	2,155,120

King George County, VA, Industrial Development Authority Lease Rev.,
FSA, 5%, 2036	1,300,000	1,344,460

New Jersey Economic Development Authority Rev., School Facilities Construction,
"O", 5.25%, 2025	640,000	680,326

		$8,192,525

Student Loan Revenue – 0.2%

Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$650,000	$686,173

Tax - Other – 1.8%

Black Hawk, CO, Device Tax Rev., 5.625%, 2017	$250,000	$250,448

Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, "B", AMBAC,
0%, 2008 (c)	15,080,000	3,081,146

New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024	340,000	355,705

New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029	615,000	652,755

		10

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Tax - Other – continued

New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031	$270,000	$281,032

New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034	410,000	433,723

Virgin Islands Public Finance Authority Rev., 6%, 2006	250,000	253,740

Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018	500,000	529,605

		$5,838,154

Tax Assessment – 5.0%

Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014	$235,000	$242,687

Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023	150,000	157,601

Arborwood Community Development District, Florida Capital Improvement Rev.
(Master Infrastructure Projects), "A", 5.35%, 2036	630,000	629,326

Arborwood Community Development District, Florida Capital Improvement Rev.
(Master Infrastructure Projects), "B", 5.1%, 2014	250,000	249,355

Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030	815,000	824,218

Capital Region Community Development District, FL, Capital Improvement Rev., "B",
5.95%, 2006	65,000	65,372

Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007	425,000	425,332

Concorde Estates Community Development District, FL, Capital Improvement Rev.,
"B", 5%, 2011	770,000	773,273

Fishhawk Community Development District, FL, 5.125%, 2009	915,000	917,955

Katy, TX, Development Authority Rev., 5.8%, 2011	825,000	849,263

Katy, TX, Development Authority Rev., "B", 6%, 2018	925,000	953,250

Killarney, FL, Community Development District, "B", 5.125%, 2009	465,000	466,079

Lakes by the Bay South Community Development District, FL, Special Assessment,
"B", 5.3%, 2009	1,025,000	1,028,547

Markham, IL, Tax Increment Rev., 9%, 2012	935,000	944,228

Middle Village Community Development District, FL, Special Assessment,
"B", 5%, 2009	585,000	587,510

North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
Country Club), "B-1", 5.125%, 2015	350,000	349,993

North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
Country Club), "B-2", 5.125%, 2015	165,000	165,104

Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "A", 5.9%, 2035	255,000	260,840

Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "B", 5.375%, 2014	370,000	375,376

Panther Trace, FL, Community Development District Rev., 5.4%, 2008	25,000	24,941

Panther Trace, FL, Community Development District Rev., "B", 5%, 2010	790,000	789,684

Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014	1,260,000	1,285,402

Paseo, FL, Community Development District, "B", 4.875%, 2010	505,000	500,743

Preserve at Wilderness Lake, FL, Community Development District, Capital
Improvement, "B", 5%, 2009	300,000	298,116

Prince George's County, MD, Special Obligations (National Harbor Project),
5.2%, 2034	245,000	245,826

Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007	115,000	115,820

Sterling Hill Community Development District, FL, Capital Improvement Rev.,
5.5%, 2010	470,000	474,254

Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016	510,000	516,191

Villasol Community Development District, FL, Special Assessment Rev.,
"B", 5.375%, 2008	375,000	376,639

Watergrass Community Development District, FL, Special Assessment Rev., "B",
4.875%, 2010	935,000	934,402

		$15,827,327

Tobacco – 6.2%

Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$4,065,000	$4,298,250

		11

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Tobacco – continued

California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	$1,775,000	$1,840,178

Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050	4,000,000	250,920

Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055	4,000,000	133,760

District of Columbia, Tobacco Settlement, 6.25%, 2024	1,210,000	1,281,390

Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, 7.8%, 2042	1,000,000	1,193,060

Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2021	720,000	726,235

Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement,
"A-1", 6.25%, 2033	785,000	856,616

Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement,
"A-1", 6.625%, 2040	125,000	139,276

Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
5.3%, 2011 (c)	2,000,000	2,147,220

Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
to 2007, 5.6% to 2034	1,635,000	1,496,908

Louisiana Tobacco Settlement Authority, 5.5%, 2030	1,435,000	1,494,926

New Jersey Tobacco Settlement Authority, 5.75%, 2032	950,000	982,813

Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed,
"C", 0%, 2060	11,045,000	189,201

South Carolina Tobacco Settlement Authority, 6.375%, 2028	1,000,000	1,069,510

South Carolina Tobacco Settlement Authority, "B", 6%, 2022	1,260,000	1,325,533

Washington Tobacco Settlement Authority, 6.5%, 2026	155,000	169,110

		$19,594,906

Toll Roads – 1.2%

E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B",
MBIA, 0%, 2027	$4,115,000	$1,408,112

Niagara Falls, NY, Bridge Commission, Toll Rev., RITES, FGIC, 6.703%, 2015 (r)(v)	1,500,000	1,769,130

Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011	1,000,000	702,870

		$3,880,112

Transportation - Special Tax – 2.8%

Missouri Highways & Transportation Commission, State Road Rev., "A", 5.625%, 2018	$4,500,000	$4,859,775

Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
11.5%, 2012 (c)	2,900,000	4,032,943

		$8,892,718

Universities - Colleges – 3.9%

California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
5.6%, 2017	$750,000	$732,593

Houston, TX, Community College Systems, MBIA, 7.875%, 2025	2,500,000	3,050,575

Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022	400,000	425,864

Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
7.5%, 2006 (c)	2,500,000	2,558,325

Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031	2,500,000	2,769,200

Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
6.5%, 2009 (c)	625,000	693,250

University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034	300,000	310,725

University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC,
5%, 2030	635,000	665,836

West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034	1,270,000	1,311,148

		$12,517,516

Universities - Secondary Schools – 1.4%

California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2023	$570,000	$580,357

California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2036	1,000,000	1,019,910

		12

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Universities - Secondary Schools – continued

Maryland Industrial Development Financing Authority, Economic Development
Authority Rev., (Our Lady of Good Council), "A", 6%, 2035	$150,000	$155,429

Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences),
8%, 2031	1,000,000	1,070,620

Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy),
7.625%, 2021	1,000,000	1,066,650

Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.75%, 2031	500,000	522,870

		$4,415,836

Utilities - Cogeneration – 2.2%

Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal
Regional Power, 5.8%, 2018	$830,000	$808,379

Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010	2,370,000	2,500,824

Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025	2,260,000	1,834,284

Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Colver), "G", 5.125%, 2015 (r)	350,000	345,510

Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.4%, 2009	350,000	349,398

Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.5%, 2013	1,000,000	994,630

		$6,833,025

Utilities - Investor Owned – 9.7%

Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), "A", 5.375%,
2019	$500,000	$509,885

Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), "B", AMBAC,
5.125%, 2020	2,000,000	2,079,980

Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032	315,000	336,631

Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038	715,000	785,842

Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
Gulf States, Inc.), 5.45%, 2010	1,250,000	1,255,650

Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC,
4.85%, 2035	1,055,000	1,046,729

Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
Co.), 5.85%, 2028	2,000,000	2,115,340

Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
Co.), 5.95%, 2028	2,270,000	2,397,733

Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022	2,105,000	2,129,671

Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016	2,195,000	2,294,829

Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033	230,000	238,292

Matagorda County, TX (Centerpoint Energy), 5.6%, 2027	1,500,000	1,556,775

Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,698,990

Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg
LP), 6.5%, 2017	800,000	883,808

New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of
New Hampshire), 6%, 2021	1,000,000	1,043,140

Ohio Air Quality Development Authority, Pollution Control Rev. (Cleveland Electric),
"B", 6%, 2020	3,000,000	3,126,690

Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025	650,000	650,124

Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014	3,000,000	3,073,410

Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033	550,000	571,901

Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028	500,000	541,060

		13

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Municipal Bonds – continued

Utilities - Investor Owned – continued

West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
5.8%, 2015	$1,500,000	$1,514,414

West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
5.8%, 2016	1,000,000	1,001,780

		$30,852,674

Utilities - Municipal Owned – 3.1%

California Department of Water Resources Power Supply Rev., "A", 5.75%, 2012 (c)	$1,250,000	$1,412,013

North Carolina Eastern Municipal Power Agency, Power Systems Rev.,
"B', 5.55%, 2014	2,150,000	2,271,024

North Carolina Municipal Power Agency (Catawba Electric Rev.), "B", 6.5%, 2020	2,000,000	2,208,640

San Antonio, TX, Electric & Gas, "A", 5%, 2025	495,000	519,111

Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017	3,000,000	3,226,920

Southern California Public Power Authority (Transmission Project Rev.), RIBS,
8.167%, 2012 (v)	100,000	100,308

		$9,738,016

Water & Sewer Utility Revenue – 2.9%

Everett, WA, Water & Sewer Rev., MBIA, 5%, 2027	$280,000	$293,272

Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037	865,000	926,527

Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
Systems Project, "N", FSA, 5%, 2030	710,000	737,349

New York City, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2010 (c)	5,000,000	5,469,950

New York City, NY, Municipal Water & Sewer Finance Authority, Water & Sewer
Systems Rev., "D", 5%, 2038	760,000	784,046

Upland, CA, Public Financing Authority Rev., Water Systems Improvement, AMBAC,
5%, 2033	850,000	875,568

		$9,086,712

Total Municipal Bonds		$446,767,187

Floating Rate Demand Notes – 1.5%

Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "C", 3.05%, due 2/02/06	$100,000	$100,000

Atlanta, GA, Water & Wastewater Rev., "C", 3.07%, due 2/01/06	1,100,000	1,100,000

Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
3.02%, due 2/02/06	1,700,000	1,700,000

Missouri Health & Educational Facilities Authority Rev., Medical Research Facilities
(Stowers Institute), 3.02%, due 2/02/06	200,000	200,000

New Castle, PA, Area Hospital Authority (Jameson Memorial Hospital),
3.1%, due 2/01/06	125,000	125,000

Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3%, due 2/01/06	1,500,000	1,500,000

Total Floating Rate Demand Notes		$4,725,000

Total Investments		$451,492,187

Other Assets, Less Liabilities – 1.8%		5,765,420

Preferred Shares (Issued by the Trust) – (44.1)%		(140,069,616)

Net Assets applicable to common shares – 100.0%		$317,187,991

(q)	Interest received was less than stated coupon rate.
(a)	SEC Rule 144A restriction.
(d)	Non-income producing security - in default.
(c)	Refunded bond.
(v)	Inverse floating rate security.
14

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

	Acquisition	Acquisition	Current	Total %
Restricted Securities	Date	Cost	Market Value	of Net Assets
Arizona Health Facilities Authority
Rev. (The Terraces Project), 7.75%, 2033	10/17/2003	$736,845	$827,513
Bridgeport, CT, Senior Living Facility
Rev. (3030 Park Retirement
Community), 7.25%, 2035	3/24/2005	1,020,000	870,335
Chicago, IL, O'Hare International
Airport Rev., RITES, FSA, 7.634%, 2022	8/21/2003	1,599,510	1,788,990
Chicago, IL, Public Building
Commission, Building Rev., RITES,
FGIC, 9.096%, 2016	3/11/1999	1,403,610	1,597,726
Chicago, IL, Public Building
Commission, Building Rev., RITES,
FGIC, 9.096%, 2017	3/11/1999	1,123,542	1,301,643
Contra Costa County, CA, Residential
Rental Facilities Rev. (Cypress
Meadows), 7%, 2028	9/21/1998	217,707	65,312
Gallery Certificate Trust, PA, Parking
Rev., FSA, 4.5%, 2013	12/17/2003	785,687	783,116
Madison County, FL, Rev. (Twin
Oaks Project) "A", 6%, 2025	7/13/2005	555,310	555,909
New Jersey Economic Development
Authority, Economic Development
Rev. (Holt Hauling & Warehousing), 8.4%, 2015	1/30/1997	1,049,280	910,000
New Jersey Economic Development
Authority, Economic Development
Rev. (Holt Hauling & Warehousing), 8.6%, 2017	1/30/1997	1,051,940	910,000
Niagara Falls, NY, Bridge
Commission, Toll Rev., RITES, FGIC,
6.703%, 2015	5/21/1999	1,609,680	1,769,130
Pennsylvania Economic Development
Financing Authority Rev., Resources
Recovery Rev. (Colver) "G", 5.125%, 2015	7/15/2005	350,000	345,510
Total Restricted Securities			$11,725,184	3.7%

The following abbreviations are used in the Portfolio of Investments and are defined:
BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity
Insurers

AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
15

MFS Municipal Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
Inverse Floaters

INFLOS	Inverse Floating Security
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
16

MFS Municipal Income Trust

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$424,458,063
Gross unrealized appreciation	$28,733,875
Gross unrealized depreciation	(1,699,751)
Net unrealized appreciation (depreciation)	$27,034,124
Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Swap Agreements: Interest Rate Swaps

		Notional Principal			Unrealized
		Amount of	Cash Flows Paid	Cash Flows	Appreciation
Expiration	Currency	Contract	by the Fund	Received by the Fund	(Depreciation)
08/29/2016	USD	$45,000,000	Fixed - 10 Year BMA	Floating - 7 Day BMA	$(301,882)
			Swap Index (3.927%)	Swap Index
05/16/2018	USD	25,000,000	Fixed - 12 Year BMA	Floating - 7 Day BMA	201,962
			Swap Index (3.797%)	Swap Index
$(99,920)
At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.
MFS Investment Management®
17

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17
CFR 270.30a-2): Attached hereto.

Notice
A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the
Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: MFS MUNICIPAL INCOME TRUST
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: March 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.